Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

NOTE 3 – GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for each of the Company's reportable segments for the fiscal years ended December 31, 2011 and January 1, 2011 were as follows (in thousands):

	CRM/NMD	CV/AF	Total
Balance at January 2, 2010	$1,218,329	$787,522	$2,005,851
AGA Medical	—	880,679	880,679
LightLab Imaging	—	40,543	40,543
Foreign currency translation and other	12,791	15,738	28,529
Balance at January 1, 2011	$1,231,120	$1,724,482	$2,955,602
AGA Medical	—	(2,995)	(2,995)
Foreign currency translation and other	3,965	(3,635)	330
Balance at December 31, 2011	$1,235,085	$1,717,852	$2,952,937

The following table provides the gross carrying amount of other intangible assets and related accumulated amortization (in thousands):

	December 31, 2011		January 1, 2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization

Definite-lived intangible assets:
Purchased technology and patents	$922,409	$275,831	$910,035	$208,362
Customer lists and relationships	47,745	25,433	184,327	100,608
Trademarks and tradenames	24,171	7,556	24,370	7,431
Licenses, distribution agreements and other	6,283	4,575	6,170	4,511
	$1,000,608	$313,395	$1,124,902	$320,912

Indefinite-lived intangible assets:
Acquired IPR&D	$120,000		$134,270
Trademarks and tradenames	48,800		48,800
	$168,800		$183,070

During 2011, the Company received approval in Japan for its OCT technology acquired in conjunction with its LightLab Imaging acquisition in 2010. As a result of the approval, the Company reclassified $14.3 million of acquired IPR&D from an indefinite-lived intangible asset to a purchased technology definite-lived intangible asset.

The Company also recognized a $51.9 million impairment charge during 2011 primarily associated with customer relationship intangible assets (see Note 8). The gross carrying amounts and related accumulated amortization amounts for these impairment charges were written off in the respective period. There was no impairment of intangible assets during fiscal years 2010 or 2009.

Amortization expense was $93.1 million, $63.3 million and $58.5 million for fiscal years 2011, 2010 and 2009, respectively. The following table presents expected future amortization expense. Actual amounts of amortization expense may differ due to additional intangible assets acquired and foreign currency translation impacts (in thousands):

	2012	2013	2014	2015	2016	After 2016
Amortization expense	$ 81,361	$ 80,351	$ 79,281	$ 78,939	$ 78,750	$ 326,504